Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2016, 2015, or 2014. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $121 thousand, $125 thousand, and $130 thousand in 2016, 2015, and 2014, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2016	2015	2014

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(868)	(747)	(622)

Net carrying amount	$383	$504	$629

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2016 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2017	$116
2018	101
2019	63
2020	59
2021	44

$383